Note 2 - Cost of Sales (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Total current inventories	$ 2,524,341	$ 2,368,304	$ 1,563,889	$ 1,843,467
Discontinued operations [member]
Statement Line Items [Line Items]
Total current inventories			$ 29,800